Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated subsequent events through the date these unaudited condensed consolidated financial statements were available to be issued, and determined there were no subsequent events reportable except as noted below.

Effective as of August 25, 2026, the Company entered into the Settlement Agreement with Allegro, Merger Sub and certain stockholders of Allegro pursuant to which the Company terminated the Merger Agreement. Pursuant to the Settlement Agreement, if the Company consummates a “Trigger Event” (as defined in the Settlement Agreement), for which the Company expects this offering would qualify, the Company has agreed to (i) remit to Allegro up to $2.0 million for documented, reasonable third-party transaction expenses actually incurred by Allegro and (ii) issue shares of the Company’s common stock equal to $6.0 million in the aggregate based on a $1.3 billion pre-money valuation of the Company following the expiration of the lock-up restrictions applicable to the Company’s stockholders in connection with this offering.

18. Subsequent Events

The Company has evaluated subsequent events through March 2, 2026 (May 26, 2026, as to the change in grant income presentation, as discussed in Note 2), the date these audited consolidated financial statements were available to be issued.

In January 2026, the Company issued and sold an additional 10,126 shares of its Series X preferred stock, at a price of $24.6883 per share, to a new investor for gross proceeds of $0.3 million with terms consistent with the Series X Preferred Stock issued in 2025.

On January 16, 2026, the Company, Merger Sub, and Allegro entered into the Merger Agreement, pursuant to which, Allegro will merge with and into Merger Sub, with Allegro surviving the merger (the “Merger”). As a result of the Merger, Allegro will become a direct, wholly-owned subsidiary of SEEQC and the security holders of Allegro will become security holders of SEEQC. See Note 1.